Allowance for Optioned Properties	12 Months Ended
Dec. 31, 2021
Allowance for Optioned Properties
Note 8 - Allowance For Optioned Properties

Note 8 – Allowance for Optioned Properties

Fish Lake Valley

On October 21, 2021 we signed an agreement with Morella Corporation, an Australian Lithium explorer and developer, and related party, whereby the Morella Corporation can earn a 60% interest in the Fish Lake Valley property by paying the Company $675,000, issuing the equivalent of $500,000 worth of Altura stock, and expending $2,000,000 of exploration work in the next four years. To date Morella Corporation, a related party, has paid $150,000 and issued 28,176,951 common shares with a fair value of $1,329,710.

As of September 30, 2021, the Company has received $150,000 in relation to the agreement. The Company recorded $1,479,710 as a liability against the property until either the purchaser returns the property to the Company or the purchaser has met all the obligations associated with the agreement, at which time the liability will be charged to the statement of operations.

The agreement was signed with a purchaser that has a common director as the Company.

San Emidio

On September 16, 2021, the Company entered into a Letter of Intent with respect to the San Emidio Property whereby the optionor will pay $50,000 on signing (received) and issue 200,000 common shares within 5 days of closing.

As of December 31, 2021, the Company has received $50,000 and 200,000 common shares in relation to the letter of intent. The Company recorded $101,260 as a liability against the property until either the purchaser returns the property to the Company or the purchaser has met all the obligations associated with the agreement, at which time the liability will be charged to the statement of operations.